Plan Correction	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Plan Correction
Plan Correction

11.Plan Correction:

The Company has identified operational errors in the administration of the Plan during 2023, 2024 and 2025. Management has determined the scope of the errors to be immaterial, but corrections were needed to fund the impacted participants’ accounts. Management funded corrections in 2024 and 2026 and is in the process of correcting the remaining operational errors and intends to fund these corrections during 2026.